Direct Financing and Sales-Type Leases - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Property	Dec. 31, 2012 Property	Dec. 31, 2011
Direct Financing and Sales Type Leases [Line Items]
Carrying Value of Net Investment in Consolidated Subsidiary	$ 282,121	$ 216,887
Direct Financing and Sales Type Leases
Direct Financing and Sales Type Leases [Line Items]
Number of containers under direct financing and sales-type leases	120,338	97,780
Income earned from direct financing and sales-type leases	21,438	11,040	8,553
Direct Financing and Sales Type Leases | TW
Direct Financing and Sales Type Leases [Line Items]
Carrying Value of Net Investment in Consolidated Subsidiary	$ 104,803	$ 102,836